Note 15 - Warehouse Credit Facilities	12 Months Ended
Dec. 31, 2020
Warehouse Credit Facilities [Member]
Notes to Financial Statements
Debt Disclosure [Text Block]
15.	Warehouse credit facilities

The following table summarizes the Company's mortgage warehouse credit facilities as at
December 31, 2020:

		December 31, 2020
	Current	Maximum	Carrying
	Maturity	Capacity	Value

Facility A - LIBOR plus 1.60%	January 11, 2021	$275,000	$167,004
Facility B - SOFR plus 1.70%	On demand	125,000	51,014
		$400,000	$218,018

Colliers Mortgage has warehouse credit facilities which are used exclusively for the purpose of funding warehouse mortgages receivable. The warehouse credit facilities are recourse only to Colliers Mortgage; these facilities are revolving and are secured by warehouse mortgages financed on the facilities, if any.

On
January 11, 2021
Colliers Mortgage entered into an amendment to the financing agreement for Facility A modifying the borrowing capacity to
$175,000
and extending the maturity date to
October 20, 2021.
On
January 15, 2021
Colliers Mortgage entered into an additional amendment for Facility A temporarily increasing the borrowing capacity to
$250,000
through
March 31, 2021;
The borrowing capacity will decrease to
$125,000
on
October 20, 2021.